Background, Organization, and Summary of Significant Accounting Policies - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 343,023	$ 359,045
Foreign currency translation adjustment	2,161	5,150
Goodwill, Ending balance	345,184	343,023
Linetec
Goodwill [Roll Forward]
Goodwill from acquisition		(21,172)
Natural Gas Operations
Goodwill [Roll Forward]
Goodwill, Beginning balance	10,095	10,095
Foreign currency translation adjustment	0	0
Goodwill, Ending balance	10,095	10,095
Natural Gas Operations | Linetec
Goodwill [Roll Forward]
Goodwill from acquisition		0
Utility Infrastructure Services
Goodwill [Roll Forward]
Goodwill, Beginning balance	332,928	348,950
Foreign currency translation adjustment	2,161	5,150
Goodwill, Ending balance	$ 335,089	332,928
Utility Infrastructure Services | Linetec
Goodwill [Roll Forward]
Goodwill from acquisition		$ (21,172)